Balance Sheets Details - Schedule of Accrued Liabilities (Parenthetical) (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued research and development costs related party	$ 472	$ 250